POST RETIREMENT BENEFIT PLAN (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Number of years of service at any age	25 years
Number of years of service at attained age 60	15 years
Number of years of age for 15 years of service	60 years
Number of years of service at attained age 55, with a qualifying disability	15 years
Number of years of age for 15 years of service, with a qualifying disability	55 years
Maximum number of years of services at which coverage will cease	25 years
Coverage period limit of age	63.5 years
Estimated future employer contributions	$ 161
Estimated net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	$ 190